Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ALGER GLOBAL GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	May 28, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Mar. 01, 2013
Class A,C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A
Risk/Return:
Trading Symbol	CHUSX
Class A,C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER CHINA-US GROWTH FUND Class C
Risk/Return:
Trading Symbol	CHUCX
Class I Prospectus | ALGER GLOBAL GROWTH FUND | (CHINA US GROWTH FUND Class I)
Risk/Return:
Trading Symbol	AFGIX
Class Z Prospectus | ALGER GLOBAL GROWTH FUND | (CHINA US GROWTH FUND Class Z)
Risk/Return:
Trading Symbol	AFGZX